Schedule of investments

Delaware Mid Cap Value Fund July 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.49%
Basic Industry - 7.24%
Axalta Coating Systems †	6,350	$188,151
Berry Global Group †	5,901	265,840
Celanese	3,650	409,421
Chemours	5,750	109,653
Graphic Packaging Holding	27,950	415,337
Huntsman	14,450	296,947
WR Grace & Co.	3,950	267,849
		1,953,198
Business Services - 2.08%
Brink’s	4,150	374,164
ManpowerGroup	2,050	187,267
		561,431
Capital Spending - 10.65%
AECOM †	7,950	285,803
Allison Transmission Holdings	4,450	204,477
Gates Industrial †	14,400	158,112
HD Supply Holdings †	6,900	279,519
ITT	8,650	539,933
KBR	20,500	540,790
Quanta Services	9,350	349,877
Spirit AeroSystems Holdings Class A	3,300	253,572
United Rentals †	2,050	259,427
		2,871,510
Consumer Cyclical - 4.12%
BorgWarner	4,100	154,980
DR Horton	5,550	254,911
Johnson Controls International	3,468	147,182
Mohawk Industries †	1,250	155,863
Stanley Black & Decker	2,700	398,493
		1,111,429
Consumer Services - 7.44%
Cable One	250	304,200
CBS Class B	4,150	213,767
Cinemark Holdings	5,000	199,600
Darden Restaurants	1,750	212,730
Dollar Tree †	2,550	259,463
Hasbro	1,850	224,146
Marriott International Class A	1,920	266,995
PVH	1,700	151,164
VF	2,000	174,780
		2,006,845

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Schedule of investments

Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples - 2.65%
Conagra Brands	7,950	$229,517
Tyson Foods Class A	2,900	230,550
US Foods Holding †	7,200	254,664
		714,731
Energy - 5.73%
Encana	47,240	215,887
Hess	7,600	492,784
Marathon Oil	32,650	459,385
Patterson-UTI Energy	17,250	200,617
SM Energy	11,900	118,643
Whiting Petroleum †	3,225	57,018
		1,544,334
Financial Services - 21.88%
Affiliated Managers Group	1,750	150,133
Allstate	3,300	354,420
American Financial Group	4,550	465,829
Assurant	2,550	289,068
Comerica	7,000	512,400
East West Bancorp	12,150	583,321
First Hawaiian	11,390	304,796
Hancock Whitney	8,550	354,996
Hartford Financial Services Group	5,950	342,899
KeyCorp	25,750	473,027
Raymond James Financial	8,600	693,762
Reinsurance Group of America	3,000	467,760
Synchrony Financial	13,700	491,556
Torchmark	4,575	417,789
		5,901,756
Healthcare - 4.79%
AmerisourceBergen	2,100	183,015
Becton Dickinson & Co.	550	139,040
Quest Diagnostics	2,800	285,824
Service Corp. International	5,750	265,305
Zimmer Biomet Holdings	3,100	418,903
		1,292,087
Real Estate Investment Trusts - 10.50%
Apartment Investment & Management Class A	6,902	341,925
Brandywine Realty Trust	18,450	272,137
Equity Residential	3,850	303,727
Highwoods Properties	6,100	276,513
Host Hotels & Resorts	19,150	333,019
Kimco Realty	15,800	303,518

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Life Storage	3,500	$341,215
VEREIT	43,050	392,616
Welltower	3,200	265,984
		2,830,654
Technology - 12.02%
Agilent Technologies	4,000	277,640
Avnet	7,150	324,753
Citrix Systems	750	70,680
DXC Technology	2,450	136,637
Fiserv †	2,300	242,489
Flex †	24,300	270,945
Keysight Technologies †	3,875	346,890
ON Semiconductor †	6,900	148,419
Qorvo †	2,050	150,245
Synopsys †	5,750	763,369
Teradyne	7,750	431,907
Western Digital	1,450	78,141
		3,242,115
Transportation - 2.29%
CSX	2,000	140,800
JB Hunt Transport Services	2,300	235,451
Southwest Airlines	4,700	242,191
		618,442
Utilities - 7.10%
CMS Energy	7,750	451,205
Edison International	3,950	294,433
IDACORP	1,700	173,502
Public Service Enterprise Group	9,650	551,497
WEC Energy Group	5,200	444,392
		1,915,029
Total Common Stock (cost $22,847,274)		26,563,561

Short-Term Investments – 1.41%
Money Market Mutual Funds - 1.41%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.23%)	76,017	76,006
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.19%)	76,016	76,005
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.23%)	76,016	76,005
Morgan Stanley Government Portfolio - Institutional Class
(seven-day effective yield 2.21%)	76,016	76,005

NQ-577 [7/19] 9/19 (946352) 3

Schedule of investments

Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.18%)	76,016	$76,004
Total Short-Term Investments (cost $380,025)		380,025
Total Value of Securities – 99.90%
(cost $23,227,299)		26,943,586
Receivables and Other Assets Net of Liabilities – 0.10%		26,558
Net Assets Applicable to 4,367,417 Shares Outstanding – 100.00%		$26,970,144
† Non-income producing security.
GS – Goldman Sachs

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